Subsequent Event (Details)			12 Months Ended
	Mar. 18, 2024 USD ($) $ / shares shares	Jan. 10, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Nov. 02, 2023 $ / shares shares
Subsequent Event (Details) [Line Items]
Consecutive trading days			20
Trading volume exceeds shares (in Shares) | shares			300,000
Ordinary shares (in Shares) | shares				699,838
Warrant [Member]
Subsequent Event (Details) [Line Items]
Exercise price per share			$ 0.276	$ 0.207
Consecutive trading days			20
Private Placement [Member]
Subsequent Event (Details) [Line Items]
Exercise price per share			$ 0.414
Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Number of units sold (in Shares) | shares		69,983,770
Exercise price per share		$ 0.276
Share capital (in Dollars) | $	$ 500,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event (Details) [Line Items]
Exercise price per share		$ 0.276
Aggregate purchase price (in Dollars) | $		$ 15,470,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event (Details) [Line Items]
Exercise price per share		$ 0.221
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event (Details) [Line Items]
Par value	$ 0.005	$ 0.0001
Ordinary shares (in Shares) | shares	9,000,000
Subsequent Event [Member] | Class A ordinary share [Member]
Subsequent Event (Details) [Line Items]
Par value	$ 0.005
Ordinary shares (in Shares) | shares	1,000,000
Subsequent Event [Member] | NFT Limited [Member]
Subsequent Event (Details) [Line Items]
Percentage of group owning	5.00%
2024 General Meeting [Member] | Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Share capital (in Dollars) | $	$ 50,000
2024 General Meeting [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event (Details) [Line Items]
Ordinary shares (in Shares) | shares	9,000,000
Par value	$ 0.005
2024 General Meeting [Member] | Subsequent Event [Member] | Class A ordinary share [Member]
Subsequent Event (Details) [Line Items]
Ordinary shares (in Shares) | shares	1,000,000
Par value	$ 0.005
NFT Limited [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event (Details) [Line Items]
Ordinary shares (in Shares) | shares	90,000,000
Par value	$ 0.005
NFT Limited [Member] | Subsequent Event [Member] | Class A ordinary share [Member]
Subsequent Event (Details) [Line Items]
Ordinary shares (in Shares) | shares	10,000,000
Par value	$ 0.005
Reverse Share Split [Member] | Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Share capital (in Dollars) | $	$ 50,000
Reverse Share Split [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event (Details) [Line Items]
Par value	$ 0.0001
Ordinary shares (in Shares) | shares	50
Par value	$ 0.005
Reverse Share Split [Member] | Subsequent Event [Member] | Class A ordinary share [Member]
Subsequent Event (Details) [Line Items]
Par value	$ 0.0001
Ordinary shares (in Shares) | shares	50
Par value	$ 0.005